18. INTANGIBLE ASSETS (Details 2)	Dec. 31, 2018 R$ / shares
Disclosure of detailed information about intangible assets [line items]
Apreciation (devaluation) before	1.00%
Apreciation (devaluation) variations	0.00%
Apreciation (devaluation) after	(1.00%)
Halal [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	11.17%
WACC, variations	10.17%
WACC, after	9.17%
EBIT MARGIN, before	11.42%
EBIT MARGIN, variation	R$ 10.42
EBIT MARGIN,after	R$ 9.42
BRAZIL [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	11.22%
WACC, variations	10.22%
WACC, after	9.22%
EBIT MARGIN, before	10.32%
EBIT MARGIN, variation	R$ 9.32
EBIT MARGIN,after	R$ 8.32
International [Member]
Disclosure of detailed information about intangible assets [line items]
WACC,before	10.33%
WACC, variations	9.33%
WACC, after	8.33%
EBIT MARGIN, before	11.05%
EBIT MARGIN, variation	R$ 10.05
EBIT MARGIN,after	R$ 9.05